Retirement plans libilities (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [table]
Net defined benefit liability	R$ 93,023,422	R$ 66,224,387
Without insurance risk [Member]
Disclosure of defined benefit plans [table]
Net defined benefit liability	84,446,347	66,104,805
Insurance risk [member]
Disclosure of defined benefit plans [table]
Net defined benefit liability	8,260,312	0
Insurance liabilities [Member]
Disclosure of defined benefit plans [table]
Net defined benefit liability	R$ 316,763	R$ 119,582